Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Capital expenditures	$ 14,499	$ 7,780
Employee compensation	10,804	7,870
Convertible preferred unit distributions	7,103	0
Current portion of asset retirement obligation	6,499	6,822
Accrued interest	5,743	1,838
Additional Blackwater acquisition consideration	5,000	0
Due to related parties	4,072	3,894
Royalties payable	3,926	4,163
Transaction costs	3,000	0
Customer deposits	3,080	3,742
Deferred financing costs	2,743	0
Taxes payable	1,688	1,563
Recoverable gas costs	1,126	1,337
Gas imbalances payable	1,098	413
Other	10,903	7,329
Accrued expenses and other current liabilities	$ 81,284	$ 46,751